May 4, 2015

VIA EDGAR

Disclosure Review and Accounting Office

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E. (Mail Stop 5-6)

Washington, D.C. 20549

ATTN:	Document Control - EDGAR

RE:	RiverSource Variable Account 10 (“Registrant”)

RiverSource Retirement Advisor Variable Annuity

RiverSource Retirement Advisor Advantage Variable Annuity

RiverSource Retirement Advisor Select Variable Annuity

RiverSource Retirement Advisor Advantage Plus Variable Annuity

RiverSource Retirement Advisor Select Plus Variable Annuity

RiverSource Retirement Advisor 4 Advantage Variable Annuity

RiverSource Retirement Advisor 4 Select Variable Annuity

RiverSource Retirement Advisor 4 Access Variable Annuity

RiverSource RAVA 5 Advantage Variable Annuity

(Offered for contract applications signed prior to 4/30/2012)

RiverSource RAVA 5 Select Variable Annuity

(Offered for contract applications signed prior to 4/30/2012)

RiverSource RAVA 5 Access Variable Annuity

(Offered for contract applications signed prior to 4/30/2012)

File Nos. 333-79311/811-07355

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 73 (Amendment). This Amendment was filed electronically on April 27, 2015.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.

Sincerely,

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and
Assistant Secretary